Inventories (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 225,526,000	$ 206,525,000
Work in process	77,656,000	68,593,000
Finished goods	745,230,000	670,291,000
Health care supplies	335,867,000	395,342,000
Inventories	$ 1,384,279,000	$ 1,340,751,000